Income Taxes (Details) - Schedule of deferred tax assets - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Deferred Tax Assets [Abstract]
Deferred tax assets		$ 53
Less, valuation allowance		(53)
Deferred tax assets, net